PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 446	$ 475
Buildings	2,635	2,521
Machinery and equipment	4,633	4,220
Computer equipment and other assets	1,310	1,196
Payments on account	716	726
Subtotal	9,740	9,138
Less-accumulated depreciation	3,105	2,823
Property, Plant and Equipment, Net, Total	6,635	6,315	5,947
Depreciation expense for the year	458	428	358
Impairment charge during the year on property, plant and equipment	$ 61	$ 190
Capitalized Land Lease Estimated Useful Lives Minimum	30
Capitalized Land Lease Estimated Useful Lives Maximum	99
Building [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years
Machinery and Equipment [Member]
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years